Note 5. Convertible Notes and Line of Credit	12 Months Ended
Dec. 31, 2017
Notes
Note 5. Convertible Notes and Line of Credit

Note 5. Convertible Notes and Line of Credit

Line of Credit

On October 23, 2008, the Company entered into an agreement with an unrelated third party for an unsecured Line of Credit up to a maximum of $1,000,000. The Line of Credit provided for funds to be drawn as needed and carries an interest rate on amounts borrowed of 9% per annum originally payable quarterly based on the pro rata number of days outstanding. All funds originally advanced under the facility were due and payable by November 1, 2012. As an inducement to provide the facility, the lender was awarded an immediate option to purchase 50,000 shares of common stock of the Company at $1.75 per share. In addition, the lender received an option to purchase a maximum of 250,000 additional shares of common stock of the Company at $1.75 per share. The options expire following repayment in full by the Company of the amount borrowed.

As of December 31, 2009, the Company had borrowed all of the $1,000,000 available to it under the Line of Credit. Interest on this debt incurred prior to June 30, 2009 has been paid in full. The Company was unable to satisfy the principal obligation of $1,000,000 by the due date of November 1, 2012 or any interest which accrued on the obligation after June 30, 2009 and is in default under the repayment terms of the note.

Convertible Notes and Warrants

Pursuant to a Private Placement Memorandum dated March 1, 2010, the Company offered Units consisting of a two year unsecured, convertible promissory note in the principal amount of $25,000 with interest at 12% per annum, together with a five year Warrant to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The Promissory Note is convertible into 50,000 shares of common stock of the Company immediately upon issuance at the option of the investor. Interest on the notes was originally payable either in cash or common stock at the option of the Company. However, interest is now required to be paid in cash. The Company ultimately accepted subscriptions totaling $450,000 from unrelated subscribers and an additional $25,000 for one Unit purchased by a Director of the Company. The five-year Warrants issued in connection with the Units have expired.

Pursuant to an additional Private Placement Memorandum dated October 25, 2010, the Company offered Units consisting of a two year unsecured, convertible promissory note in the principal amount of $25,000 together with a five year Warrant to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The Promissory Notes bear interest at 9% per annum and are convertible into 50,000 shares of common stock of the Company. Interest on the notes was originally payable in either cash or common stock at the option of the Company. However, interest is now required to be paid in cash. The Company accepted subscriptions totaling $512,500 from unrelated accredited investors. On July 2, 2011, the Company redeemed a note in the principal amount of $25,000 by issuing 50,000 shares of common stock. The five-year Warrants issued in connection with the Units have expired.

The Convertible Notes issued pursuant to the two Private Placements discussed above total $962,500 in principal and became due and payable beginning in March 2012 and extending at various dates through June 2013. As of the date of the filing of this report, all of the aforementioned debt obligations remain unpaid and in default under the repayment terms of the notes. In October 2017, the Company entered into a settlement with one of the convertible note holders who had previously sued the Company for payment of the note and accrued interest. Under terms of the settlement, a judgment was entered against the Company for the principal due under the note in the amount of $150,000 plus accrued interest on the note to the date of the judgment for a total of $244,537. Thereafter, the note holder will be entitled to interest at the Delaware statutory rate (currently 7%) on the entire amount of the judgment.

The table below summarizes the Company’s notes payable at December 31, 2017 and 2016:

Gross Amount
Loan Facility	Owed

Line of Credit	$1,000,000

Private Placements:
March 1, 2010	475,000
October 25, 2010	487,500

Total Private Placements	962,500

Total Notes Payable	$1,962,500